Financial Instruments and Financial Risk Management - Summary of Fair Value of Commodity Swaps Valuation by Discounted Cash Flow Method (Details) lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) USD_per_Pound lb	Dec. 31, 2024 CAD ($) lb
Disclosure of fair value of commodity swaps [line items]
Settlement payables | $	$ (30)	$ (23)
Swap contract
Disclosure of fair value of commodity swaps [line items]
Settlement payables | $	$ 17
Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	226
Financial assets | $	$ 5
Swap contract | Copper swaps
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	47
Settlement payables | $	$ (21)
Swap contract | Lead swaps
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	72
Settlement payables | $	$ (1)
Receivable positions | Zinc
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	189	141
Receivable positions | Copper swaps
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	214	178
Receivable positions | Lead swaps
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	13	6
Receivable positions | Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.39
Receivable positions | Swap contract | Copper swaps
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	5.63
Receivable positions | Swap contract | Lead swaps
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	0.90
Payable positions | Zinc
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	89	84
Payable positions | Lead swaps
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	22	32
Payable positions | Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.41
Payable positions | Swap contract | Copper swaps
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	5.31
Payable positions | Swap contract | Lead swaps
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	0.89